Financial Risk Management - Schedule of Exposure to Foreign Currency Risk (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
HKD [Member]
Financial assets
Trade and other receivables
Cash and cash equivalents	2,337,600	426
Financial liabilities
Trade and other payables	(607,800)	(850,436)
Borrowings		(1,961,969)
Net exposure	1,729,800	(2,811,979)
RMB [Member]
Financial assets
Trade and other receivables
Cash and cash equivalents		32
Financial liabilities
Trade and other payables	(65,042)	(65,328)
Borrowings
Net exposure	(65,042)	(65,296)
KHR [Member]
Financial assets
Trade and other receivables	136,332	193,337
Cash and cash equivalents	181,888
Financial liabilities
Trade and other payables	(30,338)	(27,408)
Borrowings
Net exposure	$ 287,882	$ 165,929